LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LEASES
10. LEASES

10. LEASES

The Company adopted ASU 2016-02 (Topic 842) effective January 1, 2019 using the modified retrospective adoption method which allowed it to initially apply the new standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of accumulated deficit. In connection with the adoption of the new lease pronouncement, the Company recorded a charge to accumulated deficit of $847.

A reconciliation of lease obligations for the six months ended June 30, 2021, is as follows:

(in thousands)
Lease Liability:
December 31, 2020	$38,834
Lease principal payments	(1,164)
June 30, 2021	$37,670

June 30,
2021
Lease obligation, current portion	$2,410
Lease obligation, long-term portion	35,260
Total	$37,670

All extension options that are reasonably certain to be exercised have been included in the measurement of lease obligations. The Company reassesses the likelihood of extension option exercise if there is a significant event or change in circumstances within its control.

The components of lease expense for the three and six months ended June 30, 2021 and 2020 are as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
(in thousands)	2021	2020	2021	2020
Amortization of leased assets (1)	$785	$839	$1,527	$1,631
Interest on lease liabilities (2)	634	491	1,197	964
Total	$1,419	$1,330	$2,724	$2,595

____________

(1) Included in cost of goods sold and general and administrative in the consolidated statement of operations.
(2) Included in interest expense in the consolidated statement of operations.

The key assumptions used in accounting for leases as of June 30, 2021 were a weighted average remaining lease term of 17.6 years and a weighted average discount rate of 6%. The key assumptions used in accounting for leases as of December 31, 2020 were a weighted average remaining lease term of 18.1 years and a weighted average discount rate of 6.0%.

The future lease payments with initial remaining terms in excess of one year as of June 30, 2021 were as follows:

June 30,
(in thousands)	2021
Balance of 2021	$1,187
2022 - 2023	5,137
2024 - 2025	3,844
2026 and beyond	27,502
Total	$37,670

14. LEASES

The Company adopted IFRS 16 - Leases effective January 1, 2019 using the modified retrospective adoption method which allowed it to initially apply the new standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of accumulated deficit. In connection with the adoption of the new lease pronouncement, the Company recorded a charge to accumulated deficit of $847.

A reconciliation of lease obligations for the year ended December 31, 2020 was comprised of the following:

(Amounts Expressed in United States Dollars Unless Otherwise Stated)

(in thousands)
Lease Liability
December 31, 2019	$33,805
Additions	120
Lease reassessment	7,310
Lease principal payments	(2,401)
December 31, 2020	$38,834

Lease obligation, current portion	$2,301
Lease obligation, long-term portion	$36,533

All extension options that are reasonably certain to be exercised have been included in the measurement of lease obligations. The Company reassesses the likelihood of extension option exercise if there is a significant event or change in circumstances within its control.

The components of lease expense for the year ended December 31, 2020 were as follows:

Year Ended December 31,
(in thousands)	2020
Amortization of leased assets(1)	$3,250
Interest on lease liabilities(2)	1,866
Total	$5,116

(1) Included in cost of goods sold and general and administrative in the consolidated statement of operations.
(2) Included in interest expense in the consolidated statement of operations.

The key assumptions used in accounting for leases as of December 31, 2020 were a weighted average remaining lease term of 18.1 years and a weighted average discount rate of 6.0%.

The future lease payments with initial remaining terms in excess of one year as of December 31, 2020 were as follows:

(in thousands)	December 31, 2020
1 - 3 years	$14,138
4 - 5 Years	7,361
Greater than 5 years	17,335
Total	$38,834